STOCKHOLDERS EQUITY (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Weighted-Average Exercise Price, Granted	$ 3.75	$ 2.70
Warrant [Member]
Number of Shares, Outstanding Beginning Balance	7,858,741	6,275,593	6,275,593	5,458,259
Number of Shares, Granted	1,256,667	1,667,815	1,613,148	850,667
Number of Shares, Exercised	0	0	0	0
Number of Shares, Forfeited	0	0	0	0
Number of Shares, Expired	(564,556)	(164,815)	(30,000)	(33,333)
Number of Shares, Outstanding Ending Balance	8,550,852	7,778,593	7,858,741	6,275,593
Number of Shares, Vested and exercisable Ending Balance	7,598,630	7,303,741	7,143,370
Number of Shares, Non-vested Ending Balance	952,223	474,852	715,370
Weighted-Average Exercise Price, Outstanding Beginning Balance	$ 1.52	$ 1.66	$ 1.66	$ 2.10
Weighted-Average Exercise Price, Granted	0.93	1.50	1.44	1.33
Weighted-Average Exercise Price, Exercised	0	0	0	0
Weighted-Average Exercise Price, Forfeited	0	0	0	0
Weighted-Average Exercise Price, Expired	3.16	0	27	4.50
Weighted-Average Exercise Price, Outstanding Ending Balance	1.12	1.50	1.52	1.66
Weighted-Average Exercise Price, Vested and exercisable Ending Balance	1.10	1.65	1.49
Weighted-Average Exercise Price, Non-vested Ending Balance	1.24	1.65	7.73
Weighted-Average Grant-Date Fair Value, Outstanding Beginning Balance	1.92	1.73	1.73	1.05
Weighted-Average Grant-Date Fair Value, Granted	3.04	2.85	2.87	2.96
Weighted-Average Grant-Date Fair Value, Exercised	0	0	0	0
Weighted-Average Grant-Date Fair Value, Forfeited	0	0	0	0
Weighted-Average Grant-Date Fair Value, Expired	3.13	0	13.20	3.90
Weighted-Average Grant-Date Fair Value, Outstanding Ending Balance	1.88	1.95	1.92	$ 1.73
Weighted-Average Grant-Date Fair Value, Vested and exercisable Ending Balance	1.73	1.95	1.85
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance	$ 3.02	$ 2.55	$ 2.57
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Beginning Balance	$ 9,234,295	$ 5,509,850	$ 5,509,850	$ 1,476,850
Aggregate Intrinsic Value of Outstanding Warrant Shares, Granted	3,845,945	3,845,945	3,724,445	1,990,000
Aggregate Intrinsic Value of Outstanding Warrant Shares, Exercised	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Forfeited	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Expired	(733,295)	(44,445)	0	20,000
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Ending Balance	12,039,000	9,311,350	9,234,295	$ 5,509,850
Aggregate Intrinsic Value of Outstanding Warrant Shares, Vested and exercisable Ending Balance	9,644,333	7,814,295	7,919,850
Aggregate Intrinsic Value of Outstanding Warrant Shares, Non-vested Ending Balance	$ 2,394,667	$ 1,497,055	$ 1,314,445
Weighted-Average Remaining Contractual Term (in years), Outstanding Beginning Balance	3 years	3 years 9 months 18 days	3 years 9 months 18 days	5 years 5 months 30 days
Weighted-Average Remaining Contractual Term (in years), Granted	4 years 8 months 12 days	3 years	4 years	4 years 4 months 24 days
Weighted-Average Remaining Contractual Term (in years), Outstanding Ending Balance	2 years 5 months 30 days	3 years 1 month 6 days	3 years	3 years 9 months 18 days
Weighted-Average Remaining Contractual Term (in years), Vested and exercisable Ending Balance	2 years 4 months 24 days	3 years 1 month 6 days	3 years 1 month 6 days
Weighted-Average Remaining Contractual Term (in years), Non-vested Ending Balance	3 years 4 months 24 days	2 years 3 months 18 days	2 years 10 months 24 days